SunAmerica Asset Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

(201)324-6378
(201)324-6364 Fax
Edward.gizzi@aig.com

Edward Gizzi
Assistant General Counsel

January 28, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SunAmerica Series Trust (the “Registrant”) — SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”)

CIK No. 0000892538

Registration File No. 033-52742

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The exhibits mirror the risk/return summary information in the supplement dated January 11, 2019 to the Portfolio’s prospectus filed pursuant to Rule 497(e) under the 1933 Act on January 11, 2019 (SEC Accession No. 0001193125-19-007405).

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Sincerely,

/s/ Edward Gizzi

Edward Gizzi